RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

21.                               RESTRICTED NET ASSETS

Under the PRC laws and regulations, distributions by the PRC entities can only be paid out of distributable profits computed in accordance with the PRC GAAP, and the PRC entities are restricted from transferring a portion of their net assets to the Company.  Amounts restricted include paid-in capital and the statutory reserves of the Company’s PRC entities. The balance of restricted net assets was $29,767 as of December 31, 2012. Except for the restricted net assets, the Company is able to receive the Group’s PRC entities’ accumulated profits without the consent of a third party.